Notes payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Others	$ 23,496		$ 24,208
Notes Payable	1,584,754		1,777,721
Fixed Rate 027 To 419 Percent Advances Due 2014 To 2021 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank Advances Long Term	589,229		577,490
Fixed Rate 747 Percent Term Notes Due 2014 [Member]
Debt Instrument [Line Items]
Notes Payable	675		236,620
Floating Rate 300 Percent Term Notes Due in 2014 [Member]
Debt Instrument [Line Items]
Notes Payable	14	[1]	133	[1]
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Debt Instrument [Line Items]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	439,800		439,800
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Instrument [Line Items]
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	$ 531,540	[2]	$ 499,470	[2]

[1]	Note: The 10-year U.S. Treasury note rate at December 31, 2013 and December 31, 2012 was 3.03% and 1.76%, respectively.
[2]	The debentures are perpetual and may be redeemed by the Corporation at any time, subject to the consent of the Board of Governors of the Federal Reserve System. The discount on the debentures is being amortized over an estimated 30-year term that started in August 2009. The effective interest rate taking into account the discount accretion was approximately 16% at December 31, 2013 and 2012.